Plant and Equipment	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [abstract]
Plant and Equipment
15.
PLANT AND EQUIPMENT

	Leasehold improvements	Furniture and other equipment	Total
COST
As of January 1, 2022	$135	$426	$561
Additions	—	367	367
As of December 31, 2022	135	793	928
Additions	—	—	—
Disposals	—	(363)	(363)
As of December 31, 2023	135	430	565
ACCUMULATED DEPRECIATION
As of January 1, 2022	(80)	(201)	(281)
Provided for the year	(34)	(128)	(162)
As of December 31, 2022	(114)	(329)	(443)
Accumulated depreciation removal for disposals	—	75	75
Provided for the year	(18)	(18)	(36)
As of December 31, 2023	(132)	(272)	(404)
CARRYING VALUES
As of December 31, 2022	$21	$464	$485
As of December 31, 2023	$3	$158	$161

The above items of plant and equipment are depreciated over their estimated useful lives between 3 to 5 years, using straight-line method after taking into account the residual values, at the following rates per annum:

Leasehold improvements	Over the shorter of the relevant lease term or 20%
Furniture and other equipment	14% - 33%